Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 63,869	$ 71,732
Restricted deposits	10,572	10,020
Accounts receivable, net	50,975	47,869
Deferred contract costs	11,373	11,165
Prepaid expenses and other current assets	4,567	5,599
Total current assets	141,356	146,385
Property and equipment, net	25,921	28,630
Deferred contract costs, non-current	9,895	9,845
Operating lease right-of-use assets	34,393	36,007
Intangible assets, net	5,577	4,785
Goodwill	25,269	12,867
Other non-current assets	500	494
Total assets	242,911	239,013
Current liabilities:
Borrowings under Credit Facility	0	25,000
Accounts payable	12,403	8,422
Payroll and benefit related liabilities	20,304	20,437
Deferred revenue	108,232	99,968
Other payables and accrued expenses	29,330	23,263
Operating lease liabilities	6,923	7,095
Total current liabilities	177,192	184,185
Deferred revenue, non-current	1,172	878
Operating lease liabilities, non-current	32,809	35,329
Other long-term liabilities	4,230	3,074
Total liabilities	215,403	223,466
Commitments and contingencies (Note 16)
Shareholders' equity
Ordinary Shares, NIS 0.01 par value 500,000,000 shares authorized as of December 31, 2023 and 2024; 78,653,046 and 82,620,679 shares issued as of December 31, 2023 and 2024, respectively; 78,650,878 and 82,618,511 shares outstanding as of December 31, 2023 and 2024, respectively; 2,168 treasury shares as of December 31, 2023 and 2024;	227	216
Additional paid-in capital	391,449	367,558
Accumulated other comprehensive income	388	872
Accumulated deficit	(364,556)	(353,099)
Total shareholders' equity	27,508	15,547
Total liabilities and shareholders' equity	$ 242,911	$ 239,013